Segmented and geographic information - Breakdown of revenue from reporting segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 20,015	$ 18,741	$ 18,611
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Revenue	8,150	7,922	8,240
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Revenue	4,670	4,121	4,027
Canadian Commercial Banking and Wealth Management [member] | Commercial banking [member]
Disclosure of operating segments [line items]
Revenue	1,827	1,663	1,633
Canadian Commercial Banking and Wealth Management [member] | Wealth management [member]
Disclosure of operating segments [line items]
Revenue	2,843	2,458	2,394
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Revenue	2,194	2,043	1,911
U.S. Commercial Banking and Wealth Management [member] | Commercial banking [member]
Disclosure of operating segments [line items]
Revenue	1,444	1,421	1,300
U.S. Commercial Banking and Wealth Management [member] | Wealth management [member]
Disclosure of operating segments [line items]
Revenue	750	622	611
Capital Markets [member]
Disclosure of operating segments [line items]
Revenue	4,520	4,053	3,475
Capital Markets [member] | Global Markets [member]
Disclosure of operating segments [line items]
Revenue	2,076	1,999	1,583
Capital Markets [member] | Corporate and investment banking [member]
Disclosure of operating segments [line items]
Revenue	1,616	1,344	1,231
Capital Markets [member] | Direct financial services [Member]
Disclosure of operating segments [line items]
Revenue	828	710	661
Corporate and Other [member]
Disclosure of operating segments [line items]
Revenue	481	602	958
Corporate and Other [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	(206)	(132)	160
Corporate and Other [member] | International banking [member]
Disclosure of operating segments [line items]
Revenue	$ 687	$ 734	$ 798